Fixed assets, net - Summary of Fixed Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total Fixed assets	$ 29,243	$ 23,463	$ 6,371
Less: accumulated depreciation and amortization	(5,439)	(4,781)	(3,752)
Total Fixed assets, net	23,804	18,682	2,619
Computers & equipment [Member]
Property, Plant and Equipment [Line Items]
Total Fixed assets	5,223	4,920	4,543
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total Fixed assets	20,107	739	572
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total Fixed assets	0	16,204
Other [Member]
Property, Plant and Equipment [Line Items]
Total Fixed assets	$ 3,913	$ 1,600	$ 1,256